BIOLOGICAL ASSETS (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The changes in the carrying value of biological assets as of August 31, 2021 and August 31, 2020 are as follows:

AMOUNT
Carrying amount, August 31, 2019	$20,652

Add net production costs	41,052
Net change in fair value less costs to sell due to biological transformation	(2,853)
Deduct net abnormal plant destruction costs	(5,048)
Transferred to inventory upon harvest	(48,409)
Carrying amount, August 31, 2020	$5,394

(Deduct) Add net production costs	34,218
Net change in fair value less costs to sell due to biological transformation	5,742
Transferred to inventory upon harvest	(33,232)
Carrying amount, August 31, 2021	$12,122

Disclosure of detailed information about unobservable inputs and their impact on fair value
Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	AUGUST 31, 2021		AUGUST 31, 2020		SENSITIVITY	AUGUST 31, 2021	AUGUST 31, 2020
Average net selling price per gram	$2.54		$3.36		Increase or decrease by $1.00 per gram	$4,764	$1,602
Average yield per plant	129	grams	101	grams	Increase or decrease by 10 grams	$937	$532

Disclosure of detailed information about fair value adjustment to biological assets and inventory sold
The fair value adjustments to biological assets, inventories sold, and other charges for the year ended August 31, 2021 and August 31, 2020 is comprised of the following:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Realized fair value amounts included in inventory sold	$(19,489)	$(39,455)
Increase in fair value on growth of biological assets	31,726	73,975
Adjustment to net realizable value of inventory on hand at year end	(16,232)	(72,801)
Fair value adjustments to biological assets, inventories sold, and other charges	$(3,995)	$(38,281)